Exhibit 99.1

Nissan Auto Lease Trust 2009-B
Monthly Servicer's Report
for the month of October 2009

Collection Period Start	1-Oct-09	Distribution Date	16-Nov-09
Collection Period End	31-Oct-09	30/360 Days	30
Beg. of Interest Period	15-Oct-09	Actual/360 Days	32
End of Interest Period	16-Nov-09

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,311,398,557.00	1,271,263,778.73	1,248,968,801.13	0.9523945
Total Securities		1,311,398,557.00	1,271,263,778.73	1,248,968,801.13	0.9523945
Class A-1 Notes	0.410350%	213,000,000.00	172,865,221.73	150,570,244.13	0.7069026
Class A-2 Notes	1.220000%	308,000,000.00	308,000,000.00	308,000,000.00	1.0000000
Class A-3 Notes	2.070000%	423,000,000.00	423,000,000.00	423,000,000.00	1.0000000
Class A-4 Notes	2.650000%	80,850,000.00	80,850,000.00	80,850,000.00	1.0000000
Certificates	0.000000%	286,548,557.00	286,548,557.00	286,548,557.00	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	22,294,977.60	63,053.55	104.6712563	0.2960261
Class A-2 Notes	0.00	313,133.33	0.0000000	1.0166667
Class A-3 Notes	0.00	729,675.00	0.0000000	1.7250000
Class A-4 Notes	0.00	178,543.75	0.0000000	2.2083333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	22,294,977.60	1,284,405.63

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				16,717,125.80
Monthly Interest				7,100,272.96
Total Monthly Payments				23,817,398.76

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				813,484.26
Aggregate Sales Proceeds Advance				537,733.80
Total Advances				1,351,218.06

Vehicle Disposition Proceeds:
Reallocation Payments				1,548,204.80
Repurchase Payments				120,786.89
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				3,954,609.99
Excess Wear and Tear and Excess Mileage				11,860.22
Remaining Payoffs				0.00
Net Insurance Proceeds				678,885.27
Residual Value Surplus				77,078.11
Total Collections				31,560,042.10

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	1,259,012.80			68
Involuntary Repossession	62,740.00			2
Voluntary Repossession	158,661.00			10
Full Termination	67,791.00			4
Insurance Payoff		670,781.44		30
Customer Payoff			135,948.37	6
Grounding Dealer Payoff			2,574,445.33	113
Dealer Purchase			1,243,189.80	47
Total	1,548,204.80	670,781.44	3,953,583.50	280

Exhibit 99.1

Nissan Auto Lease Trust 2009-B
Monthly Servicer's Report
for the month of October 2009

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	59,399	1,467,603,102	7.25000%	1,271,263,778.73
Total Depreciation Received		(18,299,880.82)		(16,146,968.97)
Principal Amount of Gross Losses	(46)	(1,062,773.78)		(941,401.35)
Repurchase / Reallocation	(9)	(154,624.54)		(120,786.89)
Early Terminations	(59)	(1,256,811.29)		(1,060,057.91)
Scheduled Terminations	(201)	(4,667,705.03)		(4,025,762.48)
Pool Balance - End of Period	59,084	1,442,161,306.64	7.25000%	1,248,968,801.13

Remaining Pool Balance
Lease Payment				490,909,974.90
Residual Value				758,058,826.23
Total				1,248,968,801.13

III. DISTRIBUTIONS

Total Collections					31,560,042.10
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					31,560,042.10

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					749,336.79
3. Reimbursement of Sales Proceeds Advance					271,114.39
4. Servicing Fee:
Servicing Fee Due					1,059,386.48
Servicing Fee Paid					1,059,386.48
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					2,079,837.66

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					63,053.55

Class A-1 Notes Monthly Interest Paid					63,053.55
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					313,133.33

Class A-2 Notes Monthly Interest Paid					313,133.33
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					729,675.00

Class A-3 Notes Monthly Interest Paid					729,675.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

Nissan Auto Lease Trust 2009-B
Monthly Servicer's Report
for the month of October 2009

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	178,543.75

Class A-4 Notes Monthly Interest Paid	178,543.75
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,284,405.63
Total Note and Certificate Monthly Interest Paid	1,284,405.63
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	28,195,798.81

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	22,294,977.60

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	22,294,977.60
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,900,821.21

Exhibit 99.1

Nissan Auto Lease Trust 2009-B
Monthly Servicer's Report
for the month of October 2009

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			6,556,992.79
Required Reserve Account Amount			19,670,978.36
Beginning Reserve Account Balance			19,670,978.36
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			19,670,978.36
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			5,900,821.21
Gross Reserve Account Balance			25,571,799.57
Remaining Available Collections Released to Seller			5,900,821.21
Total Ending Reserve Account Balance			19,670,978.36

V. POOL STATISTICS

Weighted Average Remaining Maturity			22.72
Monthly Prepayment Speed			48%
Lifetime Prepayment Speed			40%

	$		units
Recoveries of Defaulted and Casualty Receivables		900,664.41
Securitization Value of Defaulted Receivables and Casualty Receivables		941,401.35	46
Aggregate Defaulted and Casualty Gain (Loss)		(40,736.94)
Pool Balance at Beginning of Collection Period		1,271,263,778.73
Net Loss Ratio		-0.0032%

Cumulative Net Losses for all Periods		0.0095%	123,956.80

Delinquent Receivables:	Amount		Number
31-60 Days Delinquent		7,674,826.35	382
61-90 Days Delinquent		1,236,169.50	58
91-120+ Days Delinquent		372,178.48	17
Total Delinquent Receivables:		9,283,174.33	457
60+ Days Delinquencies as Percentage of Receivables		0.13%

Aggregate Sales Performance of Auctioned Vehicles	$		units
Sales Proceeds		1,326,808.00	72
Securitization Value		1,373,639.62
Aggregate Residual Gain (Loss)		(46,831.62)

Cumulative Sales Performance of Auctioned Vehicles	$		units
Cumulative Sales Proceeds		2,227,865.21	117
Cumulative Securitization Value		2,230,575.52
Cumulative Residual Gain (Loss)		(2,710.31)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			346,179.72
Reimbursement of Outstanding Advance			271,114.39
Additional Advances for current period			537,733.80
Ending Balance of Residual Advance			612,799.13

Beginning Balance of Payment Advance			2,007,314.86
Reimbursement of Outstanding Payment Advance			749,336.79
Additional Payment Advances for current period			813,484.26
Ending Balance of Payment Advance			2,071,462.33

Exhibit 99.1

Nissan Auto Lease Trust 2009-B
Monthly Servicer's Report
for the month of October 2009

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No